Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

These consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and have been prepared in accordance with the regulations of the Securities and Exchange Commission (“SEC”).

Going Concern

Going Concern

In assessing the Company’s liquidity, the Company monitors and analyzes its cash on-hand and its operating and capital expenditure commitments. The Company’s liquidity needs are to meet its working capital requirements, operating expenses and capital expenditure obligations. The Company’s management has considered whether there is substantial doubt about its ability to continue as a going concern due to (1) the net loss of approximately $5.0 million and $27.6 million for the year ended December 31, 2025 and 2024, respectively; and (2) accumulated deficit of approximately $72.2 million and $67.2 million as of December 31, 2025 and 2024, respectively.

Management has determined there is substantial doubt about its ability to continue as a going concern. Management will implement strategies and plans to grow the Group’s business and generate substantial revenue, and take further measures to control operating costs. Management is trying to alleviate the going concern risk through the following sources:

●	Equity financing to support its working capital;
●	Other available sources of financing (including debt) from banks and other financial institutions; and
●	Financial support and credit guarantee commitments from the Company’s related parties.

Based on the above considerations, management is of the opinion that the Company will probably not have sufficient funds to meet its working capital requirements if the Company is unable to obtain additional financing. There is no assurance that the Company will be successful in implementing the foregoing plans or that additional financing will be available to the Company on commercially reasonable terms, or at all.

The consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The consolidated financial statements do not include any adjustments that might result from the outcome of such uncertainties.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Company, and its subsidiaries in which it has a controlling financial interest. A subsidiary is an entity (including a structured entity), directly or indirectly, controlled by the Company. The financial statements of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in consolidation. The Group consolidates the loss of the subsidiaries and subtracts the net loss that is attributable to the non-controlling interest holders in calculating the net income (loss) that is attributable to the Group.

Translation of Foreign Currencies

Translation of Foreign Currencies

The functional currency is the U.S. dollar for the Group’s Cayman Island operations, Singapore dollars for Singapore entity, and the Hong Kong dollar for all other Group operations. The Group’s reporting currency is the U.S. dollar. Assets and liabilities denominated in foreign currencies are translated at year-end exchange rates, income statement accounts are translated at average rates of exchange for the year and equity is translated at historical exchange rates. Any translation gains or losses are recorded in other comprehensive income (loss). Gains or losses resulting from foreign currency transactions are included in net loss.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the consolidated financial statements as well as the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Current Expected Credit Losses

Current Expected Credit Losses

On January 1, 2023, the Group adopted FASB ASC Topic 326 – “Financial Instruments – Credit Losses” (“ASC Topic 326”) which replaces the incurred loss methodology with the current expected credit loss (“CECL”) methodology. The guidance applies to financial assets measured at amortized cost, held-to-maturity debt securities and off-balance sheet credit exposures. For on-balance sheet assets, an allowance must be recognized at the origination or purchase of in-scope assets and represents the expected credit losses over the contractual life of those assets.

The Group adopted ASC Topic 326 using the modified retrospective approach for all in-scope assets, which did not result in an adjustment to the opening balance in accumulated deficits. The impact to the current period is not material since the Group’s in-scope assets are primarily receivables from broker-dealers and clearing organizations, the management considers that these receivables have a low risk of default and the counterparties have a strong capacity to meet their contractual obligation.

An allowance for credit losses on other financial assets, including receivables from clients, other receivable and various deposits due from vendors which were included in prepaids, deposits and others and other assets, is estimated based on the aging of these financial assets, as well as the consideration of current economic conditions and reasonable and supportable forecasts. The settlement periods of commissions receivable are usually short and within one month, the credit risk arising from receivables from clients is considered low. Other receivables and the deposits with various vendors were not material to the consolidated financial statements taken as a whole and historically the Group has not recorded an allowance for credit losses on their deposits. As a result, the allowance for credit losses for other financial assets were immaterial for current period.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of deposits with banks and all highly liquid investments, with maturities of three months or less, that are not segregated and deposited for regulatory purposes. The Group does not have any cash equivalents as of December 31, 2025 and 2024.

The Group maintains its cash in bank deposit accounts which at times may exceed insured limits. The Group has not experienced any losses in such accounts. The Group has one bank account with U.S. bank subject to FDIC insurance and its balance is immaterial. Management believes that the Group is not exposed to any significant credit risk on cash and cash equivalents.

Restricted Cash — Bank Balances Held on Behalf of Customers

Restricted Cash — Bank Balances Held on Behalf of Customers

The Group maintains segregated trust accounts with licensed banks or payment platforms to hold customer funds in accordance with the relevant legislation. The Group has classified customer funds as bank balances held on behalf of customers with a corresponding payables to customers in the liabilities section of the consolidated balance sheets.

Securities Owned and Derivatives

Securities Owned and Derivatives

The Group’s proprietary trading securities transactions are recorded on the trade date, as if they had settled.

Securities, futures and derivative positions are recorded at fair value in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” (“ASC 820”).

Receivables

Receivables

Receivables arise from the business of dealing in investment securities, futures and derivatives and include the amounts due on brokerage transactions on a trade-date basis. Broker-dealers require balances to be placed with them in order to cover the positions taken by its customers. Clearing organizations receivables typically represent proceeds receivable on trades that have yet to settle and are usually collected within two days.

Receivables from broker-dealers and clearing organizations as presented in the consolidated balance sheets represent such receivables related to the Group’s customer trading activities, including customers’ cash deposits, receivables arising from unsettled trades in securities, futures and CFD trading service, and receivables arising from the Group’s TRS trading service in an amount generally equal to the market value of A-shares stock
Stable Coins

Stable Coins

Stable coins represented USD Coin (“USDC”), which are accounted for as a financial instrument that can be redeemed one USDC for one U.S. dollar on demand from the issuer. While not accounted for as cash or cash equivalents, we treat our stable coin holdings as a liquidity resource.

Digital Assets

Digital Assets

For the year ended December 31, 2025, the Group purchased USD Tether (“USDT”), Bitcoin (“BTC”), Hyperliquid (“HYPE”), Solana (“SOL”) and Sui (“SUI”) from open market. As of December 31, 2025, digital assets (primarily include USDT, BTC, HYPE, SOL and SUI) are initially recorded at cost in the accompanying consolidated balance sheets and subsequently remeasured at fair value at the end of each reporting period, with changes in fair value recognized in “changes in fair value on digital assets” in the consolidated statements of operations.

The Company adopted ASU 2023-08, which requires entities to measure certain cryptocurrencies at fair value, with changes in fair value recorded in net income in each reporting period. The Company’s digital assets are within the scope of ASU 2023-08. The Company adopted ASU 2023-08 for the year beginning on January 1, 2025. The adoption of ASU 2023-08 did not cause a material cumulative-effect adjustment to the opening balance of accumulated deficit.

ASC 820 defines “principal market” as the market with the greatest volume and level of activity for the asset or liability. The determination of the principal market (and, as a result, the market participants in the principal market) is made from the perspective of the reporting entity. The Company purchased and sold digital assets, including USDT, HYPE, SOL and SUI, on CoinDesk, which provides digital infrastructure for the Company to trade digital assets. CoinDesk is one of the most trusted sources by users, institutions, and media for comparing thousands of digital assets and is commonly cited by major news outlets. Further, CoinDesk calculates price for a digital asset by taking the volume weighted average of all market pair prices reported for the digital asset instead of price from one single exchange. Thus, the Company determined that CoinDesk is the principal market for the digital assets owned.

Purchases of digital assets by the Company are included within investing activities on the accompanying consolidated statements of cash flows. The changes of digital assets are included within investing activities in the accompanying consolidated statements of cash flows. The Company accounts for its gains or losses on disposition in accordance with the first-in first-out method of accounting.

The activities of the digital assets for the year ended December 31, 2025 was disclosed in Note 6 – Digital Assets. The following table presents the activities of the digital assets for the year ended December 31, 2023. No activities occurred for the year ended December 31, 2025 and 2024.

BNB
Digital assets at January 1, 2023	$144,423
Realized gain on sale of crypto currencies	89,649
Sale of crypto currencies	(229,000)
Digital assets at December 31, 2023(1)	$5,072
(1)	As of December 31, 2025 and 2024, the Company held 21 and 21 tokens of BNB. The balance was included in the line item “other assets” in the consolidated balance sheets as of December 31, 2025 and 2024.

Prepaids, deposits and others

Prepaids, deposits and others

Prepaids, deposits and other consists of prepaid services, insurance, commissions receivable, receivable due from customers as a result of the Company’s make whole of customers’ losses from trading activities and others. Balances of prepaids, deposits and other were $771,897 and $147,538 as of December 31, 2025 and 2024, respectively.

Long-term investment

Long-term Investment

For the year ended December 31, 2025, the Company invested to setup and own 30% interest in an investee company which was accounted for using equity method.

In accordance with ASC 323 “Investments - Equity Method and Joint Ventures”, the Company accounts for the investment using the equity method because the Company has significant influence but does not own a majority equity interest or otherwise have control over the equity investee.

Under the equity method, the Company initially records its investment at cost. The Company’s share of the post-acquisition profits or losses of the equity investee is recognized in the consolidated statements of operations and comprehensive loss, and its share of post-acquisition movements in accumulated other comprehensive loss is recognized in other comprehensive loss. The Company records its share of the results of the equity investees on a one-quarter-in-arrears basis. When the Company’s share of losses in the equity investee equals or exceeds its interest in the equity investee, the Company does not recognize further losses, unless the Company has incurred obligations or made payments or guarantees on behalf of the equity investee. For the year ended December 31, 2025, the Company recorded share of equity income of $16,281 in the account of “other operating” in the consolidated statements of operations and comprehensive loss.

The Company continually reviews its investment in the equity investee to determine whether a decline in fair value below the carrying value is other-than-temporary. The primary factors the Company considers in its determination include the financial condition, operating performance and the prospects of the equity investee; other company specific information such as recent financing rounds; the geographic region, market and industry in which the equity investee operates; and the length of time that the fair value of the investment is below its carrying value. If the decline in fair value is deemed to be other-than-temporary, the carrying value of the equity investee is written down to fair value. For the years ended December 31, 2025, 2024 and 2023, the Company did not record impairment loss against investment in an equity investee.

Property and Equipment

Property and Equipment

Furniture, equipment, software and leasehold improvements are stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis using estimated useful lives of three to ten years with salvage value of 0%. Leasehold improvements are amortized over the lesser of the economic useful life of the improvement or the term of the lease.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment by comparing carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. For the years ended December 31, 2025, 2024 and 2023, the Company did not record impairment loss against long-lived assets.

Payables

Payables

Payables arise from the business of dealing in investment securities, futures and derivatives. Payables to customers as presented in the consolidated balance sheets represent such payables related to the Group’s customer trading activities as well as cash balances held on behalf of customers.

The Group borrows loans from business partners at benchmark interest rate plus a fixed spread, and immediately lends to TRS trading service customers. Net loans borrowed from TRS business partners are included in the line item “payables to broker-dealers and clearing organizations”. As of December 31, 2025 and 2024, the balance of payables to broker-dealers and clearing organizations was primarily comprised of such net loans.

Revenue Recognition	Revenue Recognition See Note 3 for details.
Commissions and Fees

Commissions and Fees

Commissions and fees related to securities, derivative and TRS trading transactions are recorded on a trade date basis. Commissions expense on insurance products are recognized on the closing date of a transaction as determined by the terms of the relevant contract and insurance policy.

Extinguishment of Liabilities

Extinguishment of Liabilities

In accordance with ASC 405-20 Extinguishment of Liabilities, the Group derecognizes a liability either when the debtor pays the creditor and is relieved of its obligation for the liability, or when the debtor is legally released from being the primary obligator under the liability, either judicially or by the creditor. On December 30, 2024, the Group entered into Debt to Equity Agreements with certain customers, under which 496,358,691 Class A ordinary shares were issued to settle the full payables owed to these customer creditors in an aggregate of $26.1 million. As a result, in accordance with ASC 470-50-40, the Group recorded a gain of US$24.3 million from extinguishment of liabilities which equals the difference between the fair value of shares to be issued and the net carrying amount of payables being extinguished, and was included in “Other Income” on the Consolidated Statements of Operations for the year ended December 31, 2024. The fair value of 496,358,691 Class A ordinary shares to be issued was estimated at $0.0036 per Class A ordinary share based on the closing price of $117.00 ($0.18 before ratio changes) per ADR on December 30, 2024, and was in an aggregate of approximately $1.8 million and included in “Additional Paid in Capital” on the Consolidated Balance Sheets as of December 31, 2024, and a subscription receivable of approximately $50,000 corresponding to their par value was recorded as contra equity as of December 31, 2024. In April 2025, 496,358,691 Class A ordinary shares were issued, as a result, the subscription receivable was fully settled with a corresponding charge to additional paid-in capital.

On December 31, 2025, the Group entered into the second Debt to Equity Agreements with certain customers, under which 120,317,410,525 Class A ordinary shares were issued to settle the full payables owed to these customer creditors in an aggregate of $17.6 million. As a result, the Group recorded a gain of US$8.08 million from extinguishment of liabilities which equals the difference between the fair value of shares to be issued and the net carrying amount of payables being extinguished, and was included in “Other Income” on the Consolidated Statements of Operations for the year ended December 31, 2025. The fair value of 120,317,410,525 Class A ordinary shares issued was estimated at $0.00008 per Class A ordinary share based on the closing price of $2.57 per ADR on December 31, 2025, and an aggregate of $9.5 million was recorded in the equity on the Consolidated Balance Sheets as of December 31, 2025.

Convertible Securities, Warrants and Derivative Instruments

Convertible Securities, Warrants and Derivative Instruments

The accounting treatment of warrants and convertible securities issued is determined pursuant to the guidance provided by ASC 470, Debt, ASC 480, Distinguishing Liabilities from Equity, and ASC 815, Derivatives and Hedging (“ASC 815”), as applicable. Each feature of freestanding financial instruments including, without limitation, any rights relating to subsequent dilutive issuances, equity sales, rights offerings, conversions, optional redemptions and dividends are assessed with determinations made regarding the proper classification in the Company’s consolidated financial statements.

The Group evaluates all of its equity-linked financial instruments, including issued stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and ASC 815. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity and whether embedded derivative shall be bifurcated from the host instrument and separately accounted for as a derivative, is reassessed at the end of each reporting period. Derivative assets and liabilities are recorded at fair value at inception and re-valued at each reporting date, with changes in the fair value reported in the consolidated statements of operations.

Loss per Ordinary Share (“EPS”)

Loss per Ordinary Share (“EPS”)

The Company complies with accounting and disclosure requirements ASC Topic 260, “Earnings Per Share”, which requires earnings per share for each class of stock (ordinary shares and participating securities) to be calculated using the two-class method. The two-class method is an allocation of earnings between the holders of ordinary shares and a company’s participating security holders. Under the two-class method, earnings for the reporting period are allocated between ordinary shareholders and other security holders based on their respective participation rights in undistributed earnings. As the Company’s two classes of ordinary shares have the same dividend rights, loss per share for each class of ordinary shares have the same results.

Basic loss per ordinary share is computed by dividing net income or loss available to ordinary shareholders by the weighted average number of ordinary shares issued and outstanding for the periods.

In accordance with ASC 260-10-45, the 3,867,481 Class B of earnout escrow shares in connection with the business combination closed on June 16, 2020 are considered contingently returnable shares and therefore are excluded from the computation of basic earnings (loss) per share for all periods presented (on a retroactively adjusted basis). Since June 16, 2021, 50% of 1,933,740 Class B of indemnity escrow shares in connection with the Closing of the business combination was included in the computation of basic loss per share and the remaining 50% was further included starting from June 16, 2022.

For purposes of determining diluted loss per ordinary share, basic loss per ordinary share is further adjusted to include the effect of potential dilutive ordinary shares outstanding during the periods. Potential ordinary shares consist of the incremental ordinary shares upon exercise of warrants using the treasury stock method and upon conversion of convertible debt using the if-converted method.

For the years ended December 31, 2025, 2024 and 2023, the following potential dilutive securities denominated in ordinary shares equivalents were excluded for the periods they were outstanding from the computation of diluted earnings loss per share because to do so would have been antidilutive. As a result, diluted loss per ordinary share is the same as basic loss per ordinary share for all periods presented.

		Years Ended December 31,
		2025	2024	2023
SPAC Warrants	Note 19	-	17,795,000	17,795,000
August 2020 PIPE Warrants		-	-	729,167
February 2021 Warrants	Note 12	53,900,000,000	3,815,929,150	2,269,473,600
December 2021 Warrants	Note 12	3,571,430,000	252,844,550	150,375,950
Series H Warrant	Note 11	657,900	657,900	657,900
Series I Warrant	Note 11	442,500	442,500	-
Series J Warrant	Note 11	200,892,500	200,892,900	-
Series K Warrant	Note 11	500,392,500	-	-
Series L Warrant	Note 11	351,562,500	-	-
September 2023 Convertible Debenture	Note 11	-	-	2,000,000
January 2024 Convertible Debenture	Note 11	-	40,000	-
August 2024 Convertible Debenture	Note 11	-	267,857,143	-
June 2025 Secured Convertible Debenture	Note 11	9,821,427,500	-	-
July 2025 Secured Convertible Debenture	Note 11	2,678,572,500	-	-
December 2025 Secured Convertible Debenture	Note 11	120,714,262,500	-	-

Non-controlling Interests

Non-controlling Interests

Non-controlling interests are presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Group. Income attributable to non-controlling interests’ holders is presented on the consolidated statements of operations and the consolidated statements of comprehensive income (loss) as an allocation of the total income for the periods between non-controlling interests holders and the shareholders of the Group. Under ASC 810-10-15-10(a), Consolidation, all majority-owned subsidiaries (i.e., all companies in which a parent has a controlling financial interest through direct or indirect ownership of a majority voting interest) must be consolidated unless control does not rest with the majority owner. The Group owns 50% of Lion Metaverse Limited (“LML”) and controls the board of directors. Therefore, the Group has a controlling financial interest in LML and LML is consolidated in the consolidated financial statements.

In March 2023, Silver Leaf Asset Management Co., Ltd. (“SLAMCo.”) made a cash contribution in the amount of $178,916 in exchange for 49% interest in LAML, which was recorded in noncontrolling interests, with no gain or loss recognized in the consolidated financial statements. Subsequently in 2023, SLAMCo made additional capital contributions totaled $257,405, in proportion to contributions from LAML’s parent company. SLAMCo was deconsolidated in July 2024.

On July 4, 2025, the Company acquired 10% equity interests of Lion NFT Limited. According to ASC 810-10-45-23, the Company’s acquisition of non-controlling interest in Lion NFT Limited did not represent a business combination because control over Lion NFT Limited was obtained prior to the transaction. The transaction was accounted for as equity transactions. Therefore, no gain or loss shall be recognized in consolidated net income or comprehensive income.

Reclassification

Reclassification

Certain prior periods amounts have been reclassified to be comparable to the current period presentation. The reclassification has no effect on previously reported net assets or net loss.

Stock-based Compensation

Stock-based Compensation

The Group applies ASC No. 718, “Compensation-Stock Compensation”, which requires that share-based payment transactions with employees and nonemployees, be measured based on the grant date fair value of the equity instrument and recognized as compensation expense over the requisite service period, with a corresponding addition to equity. Under this method, compensation cost related to employee share options or similar equity instruments is measured at the grant date based on the fair value of the award and is recognized over the period during which an employee is required to provide service in exchange for the award, which generally is the vesting period.

The fair value of the Group’s ordinary shares underlying stock-based awards based on the closing price of the Group’s shares as reported by Nasdaq on the date of grant. The Group values its stock options or warrants that have service vesting requirements or performance-based awards with or without market conditions using the Binomial Option Pricing Model.

Research and Development Expenses

Research and Development Expenses

Research and development expenses are expensed in the period when incurred. These costs primarily consist of designing, coding, project management, and other IT services related to developing and enhancing the project.

Income Taxes

Income Taxes

The Company accounts for current and deferred income taxes in accordance with the authoritative guidance, which requires that the income tax impact is to be recognized in the period in which the law is enacted. Current income tax expense represents taxes paid or payable for the current period. Deferred tax assets and liabilities are recognized using enacted tax rates for the future tax impact of temporary differences between the financial statement and tax bases of recorded assets and liabilities. A valuation allowance is recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized based on historical and projected future taxable income over the periods in which the temporary differences are expected to be recovered or settled on each jurisdiction.

In accordance with the authoritative guidance on accounting for uncertainty in income taxes, the Company recognizes liabilities for uncertain tax positions based on the two-step process. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained in audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate settlement. As of December 31, 2025, the Company has not uncertain tax positions recorded.

There is currently no taxation imposed on income by the Government of the Cayman Islands. In accordance with Cayman income tax regulations, income taxes are not levied on the Company. Consequently, income taxes are not reflected in the Company’s financial statements.

The Company may be subject to potential examination by foreign taxing authorities in the area of income taxes. These potential examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with foreign tax laws.

Leases

Leases

The Group reviews all relevant contracts to determine if the contract contains a lease at its inception date. A contract contains a lease if the contract conveys to the Group the right to control the use of an underlying asset for a period of time in exchange for consideration. If the Group determines that a contract contains a lease, it recognizes, in the consolidated balance sheets, a lease liability and a corresponding right-of-use asset on the commencement date of the lease. The lease liability is initially measured at the present value of the future lease payments over the lease term using the rate implicit in the lease or, if not readily determinable, the Group’s secured incremental borrowing rate. An operating lease right-of-use asset is initially measured at the value of the lease liability minus any lease incentives and initial direct costs incurred plus any prepaid rent.

Each lease liability is measured using the Group’s secured incremental borrowing rate. The Group’s leases have remaining terms of one to two years, and some of which include options to terminate the lease upon notice. The Group considers these options when determining the lease term used to calculate the right-of-use asset and the lease liability when the Group is reasonably certain it will exercise such option.

The Group’s operating leases contain both lease components and non-lease components. Non-lease components are distinct elements of a contract that are not related to securing the use of the underlying assets, such as common area maintenance and other management costs. The Group elected to measure the lease liability by combining the lease and non-lease components as a single lease component. As such, the Group includes the fixed payments and any payments that depend on a rate or index that relate to the lease and non-lease components in the measurement of the lease liability. Some of the non-lease components are variable in nature and not based on an index or rate, and as a result, are not included in the measurement of the operating lease right-of-use assets or operating lease liability.

Operating lease expense is recognized on a straight-line basis over the lease term and is included in occupancy expenses in the Group’s consolidated statements of operations and comprehensive loss.

Recently adopted accounting standards

Recently adopted accounting standards

In December 2023, the FASB issued ASU 2023-09, which is an update to Topic 740, Income Taxes. The amendments in this update related to the rate reconciliation and income taxes paid disclosures improve the transparency of income tax disclosures by requiring (1) adding disclosures of pretax income (or loss) and income tax expense (or benefit) to be consistent with U.S. Securities and Exchange Commission (SEC) Regulation S-X 210.4-08(h), Rules of General Application—General Notes to Financial Statements: Income Tax Expense, and (2) removing disclosures that no longer are considered cost beneficial or relevant. For public business entities, the amendments in this Update are effective for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in this Update should be applied on a prospective basis. Retrospective application is permitted. As an Emerging Growth Company (“EGC”),the Company is currently evaluating the potential impact of adopting this guidance on financial statements requirements and does not expect the adoption to have a material impact. The Company has adopted ASU 2023-09 for the year ended December 31, 2025 and the adoption did not have a significant impact on the Company’s consolidated financial statements.

On December 13, 2023, the FASB issued ASU 2023-08, which addresses the accounting and disclosure requirements for certain crypto assets. The new guidance requires entities to subsequently measure certain crypto assets at fair value, with changes in fair value recorded in net income in each reporting period. In addition, entities are required to provide additional disclosures about the holdings of certain crypto assets. For all entities, the ASU’s amendments are effective for fiscal years beginning after December 15, 2024, including interim periods within those years. Early adoption is permitted. The Company has adopted ASU 2023-08 for the year ended December 31, 2025 and the adoption did not have a significant impact on the Company’s consolidated financial statements.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In July 2025, the FASB issued ASU 2025-05, which amends ASC 326-20 to provide a practical expedient for all entities which elect a practical expedient that assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset in developing reasonable and supportable forecasts as part of estimating expected credit losses, and an accounting policy election for all entities, other than a public business entity, that elect the practical expedient related to the estimation of expected credit losses for current accounts receivable and current contract assets that arise from transactions accounted for under ASC 606. Under ASU 2025-05, an entity is required to disclose whether it has elected to use the practical expedient and, if so, whether it has also applied the accounting policy election. An entity that makes the accounting policy election is required to disclose the date through which subsequent cash collections are evaluated. ASU 2025-05 is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. Entities should apply the new guidance prospectively. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In January 2025, the FASB issued ASU 2025-01, “Income Statement – Comprehensive Income – Expense Disaggregation Disclosure (Subtopic 220-40): Clarifying the Effective Date.” This pronouncement revises the effective date of ASU 2024-03 and clarifies that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Entities within the ASU’s scope are permitted to early adopt the accounting standard update. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In November 2024, the FASB issued ASU 2024-03, “Income Statement—Reporting Comprehensive Income (Subtopic 220-40): Disaggregation of Income Statement Expenses.” This pronouncement introduces new disclosure requirements aimed at enhancing transparency in financial reporting by requiring disaggregation of specific income statement expense captions. Under the new guidance, entities are required to disclose a breakdown of certain expense categories, such as employee compensation; depreciation; amortization, and other material components. The disaggregated information can be presented either on the face of the income statement or in the notes to the financial statements, often using a tabular format. The ASU is effective for fiscal years beginning after December 15, 2025, and interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

On November 26, 2024, the FASB issued ASU 2024-04, which amends ASC 470-202 to (i) remove from the subsections on induced conversion references to (1) conversion into “equity” and (2) “equity securities,” which clarifies that the guidance in these subsections could apply to conversions of convertible debt that settle in equity, cash (or other assets), or a combination thereof, (ii) clarify that to qualify for induced conversion accounting, an inducement offer must preserve the issuance of all of the consideration (in form and amount) issuable in accordance with the conversion privileges specified in the terms of the existing debt instrument, and (iii) equire that to qualify for induced conversion accounting, an instrument must contain a substantive conversion feature as of the date on which both the issuance offer and the inducement offer are accepted by the convertible debt holder. The amendments in ASU 2024-04 are effective for annual reporting periods beginning after December 15, 2025 (and interim reporting periods within those annual reporting periods). Early adoption is permitted as of the beginning of a reporting period if the entity has also adopted ASU 2020-06 for that period. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

Recently issued ASUs by the FASB, except for the ones mentioned above, have no material impact on the Company’s consolidated statements of operations and comprehensive loss or consolidated balance sheets.